Loans Payable (Tables)	6 Months Ended
Jun. 30, 2022
Loans Payable [Abstract]
Schedule of loans payable
	0.1% Loan	Related party 6% Loans	Related party LOC	Total
Balance, January 1, 2021	$24,528	$41,326	$66,979	$132,833
Issued during the year	-	-	2,305	2,305
Extinguished during the year	-	-	(11,832)	(11,832)
Accretion	-	1,542	-	1,542
Effects of currency translation	(1,774)	(3,049)	(4,479)	(9,302)
Balance, December 31, 2021	$22,754	$39,819	$52,973	$115,546
Extinguished during the year	(21,868)	(38,269)	(52,777)	(112,914)
Effects of currency translation	(886)	(1,550)	(196)	(2,632)
Balance, June 30, 2022	$-	$-	$-	$-